Segment and Geographic Information (Tables)	11 Months Ended
Feb. 02, 2013
Segment Reporting [Abstract]
Business segment information
The following tables present our business segment information in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011
Revenue
Domestic	$33,343	$37,615	$37,070
International	6,605	7,861	7,362
Total revenue	$39,948	$45,476	$44,432
Percentage of revenue, by revenue category
Domestic:
Consumer Electronics	33%	36%	37%
Computing and Mobile Phones	44%	40%	37%
Entertainment	10%	12%	14%
Appliances	6%	5%	5%
Services	6%	6%	6%
Other	1%	1%	1%
Total	100%	100%	100%
International:
Consumer Electronics	31%	34%	35%
Computing and Mobile Phones	39%	36%	34%
Entertainment	8%	8%	10%
Appliances	17%	17%	16%
Services	5%	5%	5%
Other	< 1%	< 1%	< 1%
Total	100%	100%	100%

	11-Month	12-Month
	2013	2012	2011
Operating income (loss)
Domestic	$734	$1,964	$2,210
International(1)	(850)	236	70
Total operating income (loss)	(116)	2,200	2,280
Other income (expense)
Gain on sale of investments	—	55	—
Investment income and other	20	22	28
Interest expense	(100)	(111)	(61)
Earnings (loss) from continuing operations before income tax expense and equity in income of affiliates	$(196)	$2,166	$2,247
Assets
Domestic	$10,874	$9,592	$9,610
International	5,913	6,413	8,239
Total assets	$16,787	$16,005	$17,849
Capital expenditures
Domestic	$488	$488	$481
International	217	278	263
Total capital expenditures	$705	$766	$744
Depreciation
Domestic	$561	$612	$615
International	233	267	261
Total depreciation	$794	$879	$876

(1)	Included within our International segment's operating loss for fiscal 2013 (11-month) is a $819 million goodwill impairment charge.

Schedule of geographic information
The following tables present our geographic information in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011

Net sales to customers
United States	$33,343	$37,615	$37,070
Europe	—	—	—
Canada	4,818	5,635	5,469
China	1,574	2,069	1,779
Other	213	157	114
Total revenue	$39,948	$45,476	$44,432
Long-lived assets
United States	$2,404	$2,507	$2,741
Europe	352	352	438
Canada	341	432	474
China	142	161	147
Other	31	19	23
Total long-lived assets	$3,270	$3,471	$3,823